Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants (Details Textual) - USD ($)													1 Months Ended										3 Months Ended	9 Months Ended		12 Months Ended			72 Months Ended	174 Months Ended
	Oct. 04, 2016	Mar. 11, 2016	Aug. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 14, 2014	Sep. 09, 2014	Jun. 30, 2014	Mar. 31, 2014	Feb. 04, 2014	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2014	Oct. 24, 2016	Sep. 16, 2016	Jul. 24, 2015	Jul. 31, 2014	Feb. 28, 2014
Exchange Units [Member] | Corporate Stock Transfer Inc. [Member]
Unit Purchase Option Units Issued			228,343
Unit Purchase Option Number of Units Available for Underwriter to Purchase, Percentage			5.00%
Unit Purchase Option Number of Units Available For Underwriter to Purchase			83,333
Unit Purchase Option Exercise Price, Percentage			125.00%
Unit Purchase Option Exercise Price			$ 11.25
Exchange Units [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities			75,800
Exchange Units [Member] | Series B Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities			1,895,010
Exchange Units [Member] | Series A Warrants [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities			7,580,040
Exchange Units [Member] | Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities			3,391
Exchange Units [Member]
Unit Purchase Option Units Sold			1,666,667
Unit Purchase Option Units Issued			228,343
Stock Issued During Period, Shares, Conversion of Convertible Securities			1,895,010
Employee, Director and Consultant Stock Options [Member] | Maximum [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																										10 years
Employee, Director and Consultant Stock Options [Member] | Minimum [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																										3 years
Maximum [Member] | Common Stock [Member]
Share Price																														$ 3,131.25
Maximum [Member]
Underwriting Agreement Expenses Agreed to Reimburse the Underwriter			$ 70,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 609.38		$ 609.38
Share Price						$ 937.50										$ 937.50											$ 937.50		$ 937.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																								1.78%		2.35%	2.75%		2.97%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																								10 years		10 years	10 years		6 years 182 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																								$ 596.25		$ 139.2386	$ 347.9864
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term																										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																								3.7195		$ 139.24
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 0		$ 123.75
Share Price						93.75										93.75											$ 93.75		$ 93.75
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																								1.46%		1.63%	1.44%		0.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																										5 years	5 years		2 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																								$ 0		$ 6.8745	$ 80.015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																								$ 1.6329		6.88
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member] | Subsequent Event [Member] | Scenario, All Outstanding Warrants Exercised at Minimum Bid Price [Member]
Stock Issued During Period Shares Warrants Exercised		1,685,229
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		0.4
Warrants Option to Settle in Cash Fair Value Disclosure		$ 108.115
Class of Warrant or Right Exercised During Period		3,390,935
Stock Issued During Period Shares Warrants Exercised		1,362,147
Class of Warrant or Right, Outstanding		4,189,105
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member] | Scenario, All Outstanding Warrants Exercised at Minimum Bid Price [Member]
Stock Issued During Period Shares Warrants Exercised																								564
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member]
Unit Agreement Number of Warrants Included in Each Unit			4
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1																					0.4
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.95
Cash Less Exercise Formula Definition of Letter C in the Formula Closing Bid Price Number of Trading Days Prior to the Time of Exercise			2 days
Cash Less Exercise Formula Closing Bid Price Per Share Minimum to Be Used in the Formula		$ 0.43	$ 10.75
Warrants Option to Settle in Cash Fair Value Disclosure																								$ 108.115
Class of Warrant or Right Exercised During Period																								6,141,115
Stock Issued During Period Shares Warrants Exercised																								2,318,663
Class of Warrant or Right, Outstanding			35,084
Beneficial Ownership Limitation Percentage			4.99%
Class of Warrant or Right Period Over Which Additional Adjustments to Price and Number of Shares May Be Made			3 years
Corporate Stock Transfer Inc. [Member] | Series B Convertible Preferred Stock [Member]
Unit Agreement Number of Shares of Preferred Stock Included in Each Unit			1
Corporate Stock Transfer Inc. [Member] | Series A Convertible Preferred Stock [Member]
Unit Agreement Number of Warrants Included in Each Unit			4
Corporate Stock Transfer Inc. [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit			1
Common Stock, Par or Stated Value Per Share			$ 0.01
Common Stock [Member]
Share Price																										$ 3,131.25
Stock Issued During Period Shares Warrants Exercised																								2,318,663		120
Stock Issued During Period, Value, New Issues																										$ 667
Stock Issued During Period, Shares, New Issues																										66,667				3,804,860
Stock Issued During Period, Value, Stock Options Exercised																								$ 13
Stock Issued During Period Shares Preferred Stock Conversion																								66,396		9,134
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																								1,312
Warrant [Member]
Cashless Exercise of Common Stock Warrants, Total																							618
Series B Convertible Preferred Stock [Member]
Beneficial Ownership Limitation Percentage			4.99%
Convertible Preferred Stock, Shares Issued upon Conversion			1
Stock Issued During Period, Value, New Issues												$ 2,055,000
Stock Issued During Period, Shares, New Issues												20,550
Preferred Stock Par Value												$ 0.01
Preferred Stock Stated Value												$ 100
Preferred Stock, Par or Stated Value Per Share						$ 0.01										$ 0.01								$ 0.01		$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized						10,000,000										10,000,000								20,000,000		20,000,000	10,000,000		10,000,000
Series A Convertible Preferred Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																		$ 609.50
Stock Issued During Period, Value, New Issues												$ 2,055,000
Stock Issued During Period, Shares, New Issues												20,550
Preferred Stock Par Value												$ 0.01
Preferred Stock Stated Value						$ 100						$ 100				$ 100										$ 100	$ 100		$ 100
Preferred Stock, Par or Stated Value Per Share						$ 0.01										$ 0.01										$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized						10,000,000										10,000,000										10,000,000	10,000,000		10,000,000
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Share Price		$ 4.50
Stock Issued During Period, Shares, New Issues	400,000
The Convertible Notes [Member]
Debt Instrument Redemption Principal Amount			$ 933,074
Debt Instrument Redemption Premium Percentage			40.00%
Debt Instrument Redemption Price			$ 1,548,792
Debt Instrument Redemption Amount Paid to Affiliates			$ 167,031
Chief Executive Officer [Member]
Stock Issued During Period, Value, Stock Options Exercised																						$ 174
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																						$ 31.25
Dr.Samuel Herschkowitz [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																		$ 506.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																		60
Two Lenders [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																	$ 309.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	1,160
Purchasers [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities				125	125	63							125	125	125	63		63
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 609.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			2,462
Preferred Stock, Dividend Rate, Percentage				6.00%	6.00%	6.00%	6.00%						6.00%	6.00%		6.00%		6.00%
Preferred Stock Conversion Price Per Share							$ 487.50								$ 487.50	$ 487.50		$ 487.50
Stock Issued During Period Shares Preferred Stock Conversion							63
Number of Preferred Stock Share holders				16	16	16	16						16	16	16	16		16									16		16
Preferred Stock, Par or Stated Value Per Share						$ 487.50										$ 487.50											$ 487.50		$ 487.50
Maximum Number of Days Not Listed on Stock Market																			180 days
Conversion of Stock Price Per Share				$ 243.75	$ 243.75								$ 243.75	$ 243.75	$ 243.75
Four Lenders [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 309.50											$ 309.50	$ 309.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,498											1,498	1,498
SOK Partners LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 309.50	$ 309.50										$ 309.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									194	218										218
Percentage of Reduction to Warrant Agreement								11.00%	11.00%
Option Granted to Underwriter to Purchase Additional Units Additional Units Purchased			0
Shares Issued, Price Per Share			$ 9
Underwriter Price			8.28
Underwriting Discount			$ 0.72
Underwriting Commission			8.00%
Proceeds from Issuance or Sale of Equity			$ 13,800,000
Option Granted to Underwriter to Purchase Additional Units Period			45 days
Option Granted to Underwriter to Purchase Additional Units Number of Units Granted			250,000
Underwriting Agreement Non-accountable Expense Allowance Percentage			1.00%
Common Stock, Par or Stated Value Per Share						$ 0.01										$ 0.01	$ 0.01							$ 0.01		$ 0.01	$ 0.01		$ 0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 281.25										$ 281.25		$ 281.25
Share Price																								$ 4.125				$ 656.25
Class of Warrant or Right, Outstanding																								114,102		323,098
Stock Issued During Period, Value, New Issues																										$ 13,060,880	$ 2,055,001
Stock Issued During Period, Shares, New Issues			1,666,667														548
Stock Issued During Period, Value, Stock Options Exercised																								$ 86,253
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																								$ 65.75
Cashless Exercise of Common Stock Warrants, Total											134										134
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						862												862
Preferred Stock, Dividend Rate, Percentage										6.00%	6.00%
Preferred Stock Conversion Price Per Share										$ 487.50	$ 487.50
Stock Issued During Period Shares Preferred Stock Conversion										63	39
Number of Preferred Stock Share holders										16	16									16	16		16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											178									149	178
Preferred Stock, Par or Stated Value Per Share										$ 487.50										$ 487.50
Percentage Reduction to Number of Warrants							11.00%		11.00%									11.00%															11.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																												1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																								0.00%		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																										59.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																								66.00%		66.00%	66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																												2 years 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																								64,542		31,229
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																								$ 23.46		$ 132.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																								9 years 208 days		8 years 62 days
Class of Warrant or Right Number of Warrants Vested and Exercisable																										323,098
Allocated Share-based Compensation Expense																								$ 1,393,862	$ 320,334	$ 871,877	$ 723,367
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																								$ 132,675		$ 32,682
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																										60 days
Common Stock, Shares Authorized						4,000,000										4,000,000								8,000,000		8,000,000	4,000,000		4,000,000		8,000,000	4,000,000
Preferred Stock, Shares Authorized																																20,000,000